Segment reporting - Schedule of Selected Financial Information by Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total revenues	€ 1,946,647	€ 1,904,549	€ 1,492,840
Profit before taxes	130,608	169,094	101,081
Financial income	(26,028)	(37,282)	(13,320)
Financial expenses	51,995	68,121	54,346
Foreign exchange losses	11,338	5,262	7,869
Result from investments accounted for using the equity method	(1,061)	2,953	(2,199)
Operating profit	166,852	208,148	147,777
Transaction costs related to business acquisitions	33	6,001	2,289
Net impairment of leased and owned stores	11,196	1,782	1,639
Severance indemnities and provision for severance expenses	4,878	4,002	2,199
Legal costs for trademark dispute	1,061	2,168	7,532
Costs related to the business combination		2,140	2,137
Special donations for social responsibility		100	1,000
Net income related to lease agreements		(4,129)	(6,844)
Adjusted EBIT		220,212	157,729
Depreciation and amortization	(224,754)	(193,170)	(171,882)
Selling, general and administrative expenses
Disclosure of operating segments [line items]
Transaction costs related to business acquisitions	0	2,034	2,099
Costs related to the business combination		2,034	2,099
Cost of sales
Disclosure of operating segments [line items]
Costs related to the business combination		€ 106	38
Costs related to the business combination | United States
Disclosure of operating segments [line items]
Provisions related to lease agreement			950
Loss related to sublease agreement			606
Norda Run
Disclosure of operating segments [line items]
Proportion of ownership interest in associate		25.00%
Property, plant and equipment
Disclosure of operating segments [line items]
Net impairment of leased and owned stores	(3,233)	€ 915	756
Right-of-use assets
Disclosure of operating segments [line items]
Net impairment of leased and owned stores	7,905	832	2,369
Intangible assets other than goodwill
Disclosure of operating segments [line items]
Net impairment of leased and owned stores	58	35	26
ZEGNA
Disclosure of operating segments [line items]
Proceeds to exit lease (key money)			6,500
Operating segments | ZEGNA
Disclosure of operating segments [line items]
Total revenues	1,348,839	1,322,045	1,176,706
Transaction costs related to business acquisitions	0	0	0
Net impairment of leased and owned stores	4,150	854	819
Severance indemnities and provision for severance expenses	2,688	1,166	2,199
Legal costs for trademark dispute	0	0	0
Costs related to the business combination		1,066	1,101
Special donations for social responsibility		0	0
Net income related to lease agreements		(4,129)	(6,844)
Adjusted EBIT	187,598	193,466	141,513
Depreciation and amortization	(157,482)	(139,902)	(148,747)
Operating segments | Thom Browne
Disclosure of operating segments [line items]
Total revenues	314,818	380,287	330,891
Transaction costs related to business acquisitions	0	263	0
Net impairment of leased and owned stores	2,957	18	820
Severance indemnities and provision for severance expenses	0	0	0
Legal costs for trademark dispute	1,061	2,168	7,532
Costs related to the business combination		98	98
Special donations for social responsibility		0	0
Net income related to lease agreements		0	0
Adjusted EBIT	27,319	58,969	48,077
Depreciation and amortization	(28,001)	(27,214)	(23,129)
Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Total revenues	314,514	235,544
Transaction costs related to business acquisitions	0	0
Net impairment of leased and owned stores	4,089	910
Severance indemnities and provision for severance expenses	1,464	2,836
Legal costs for trademark dispute	0	0
Costs related to the business combination		0
Special donations for social responsibility		0
Net income related to lease agreements		0
Adjusted EBIT	(10,116)	(1,741)
Depreciation and amortization	(39,198)	(26,008)
Operating segments | Corporate
Disclosure of operating segments [line items]
Total revenues	0	0	0
Transaction costs related to business acquisitions	33	5,738	2,289
Net impairment of leased and owned stores	0	0	0
Severance indemnities and provision for severance expenses	726	0	0
Legal costs for trademark dispute	0	0	0
Costs related to the business combination		976	938
Special donations for social responsibility		100	1,000
Net income related to lease agreements		0	0
Adjusted EBIT	(19,977)	(30,423)	(31,861)
Depreciation and amortization	(73)	(46)	(6)
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Total revenues	(31,524)	(33,327)	(14,757)
Transaction costs related to business acquisitions	0	0	0
Net impairment of leased and owned stores	0	0	0
Severance indemnities and provision for severance expenses	0	0	0
Legal costs for trademark dispute	0	0	0
Costs related to the business combination		0	0
Special donations for social responsibility		0	0
Net income related to lease agreements		0	0
Adjusted EBIT	(804)	(59)	0
Depreciation and amortization	0	0	0
From Third Parties
Disclosure of operating segments [line items]
Total revenues	1,946,647	1,904,549	1,492,840
Adjusted EBIT	184,020
Depreciation and amortization	(224,754)
From Third Parties | Operating segments | ZEGNA
Disclosure of operating segments [line items]
Total revenues	1,317,421	1,290,608	1,162,826
From Third Parties | Operating segments | Thom Browne
Disclosure of operating segments [line items]
Total revenues	314,712	378,410	330,014
From Third Parties | Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Total revenues	314,514	235,531
From Third Parties | Operating segments | Corporate
Disclosure of operating segments [line items]
Total revenues	0	0	0
Inter Segment Revenue | Operating segments | ZEGNA
Disclosure of operating segments [line items]
Total revenues	31,418	31,437	13,880
Inter Segment Revenue | Operating segments | Thom Browne
Disclosure of operating segments [line items]
Total revenues	106	1,877	877
Inter Segment Revenue | Operating segments | Tom Ford Fashion
Disclosure of operating segments [line items]
Total revenues	0	13
Inter Segment Revenue | Operating segments | Corporate
Disclosure of operating segments [line items]
Total revenues	0	0	0
Inter Segment Revenue | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Total revenues	€ (31,524)	€ (33,327)	€ (14,757)